Variable Interest Entities (VIE) (Details)		12 Months Ended
	Jun. 14, 2018	Dec. 31, 2019
Accounting Policies [Abstract]
Subscription price, description	The 521 Plan provides Participants an opportunity to benefit from appreciation of the Company’s ordinary shares by purchasing the Company’s ordinary shares at a stated subscription price of US$27.38 per ADS, in exchange for employee and non-employee services, if service and performance conditions are achieved. US$27.38 per ADS, is the weighted average of the closing prices of the repurchase and new share issuance transactions listed below. 10% of the subscription price is paid by the Participant on or around the grant date, while the remaining 90% of the subscription prices is financed through interest-bearing loans from the Group.	As of December 31, 2019, the Group had already transferred all the 280 million ordinary shares to the 521 Plan Employee Companies with an average price at US$27.38 per ADS. The 10% subscription price contributed by Participants amounted to RMB266,901 and is recorded as non-current refundable share right deposits on the statement of financial position.
Description of variable interest	The 521 Plan established a pool of 280 million ordinary shares (14 million ADS) available to benefit Participants. In establishing the ADS pool, the Group has: ●through one of the 521 Plan Employee Companies, purchased 7.5 million ADS from Master Trend Limited (“Master Trend”) at US$29 per ADS from June to October 2018 with consideration amounted to RMB1,465,123. Master Trend is a company controlled by a principal shareholder, who is also one of the founders of the Group. The Group funded 90% of the purchase price with the remaining 10% funded by Participants; ●repurchased 1,423,774 ADS from the open market from August to December 2018 at the average purchase price is US$25.52 per ADS, which have been transferred to Fanhua Employees Holdings Limited on January 10, 2019; ●issued 101,524,520 ordinary shares (5,076,226 ADSs) at US$25.52 per ADS in January 2019 to the 521 Plan Employee Companies. The Group set the 521 Plan subscription price at US$27.38 per ADS, which is the weighted average of the closing prices of the above mentioned repurchase and new share issuance transactions, but Participants initially deposited at 10% contribution of US$29 per share. The 10% subscription price contributed by Participants amounted to RMB8,184 and RMB138,328 as of December 31, 2018 and is recorded as current and non-current refundable share right deposits on the statement of financial position, respectively. Please see Note 16. The RMB8,184 represents excess contribution received from Participants, which have been fully refunded in April, 2019.	Participants agreed to pay 10% of the subscription price and executed a loan agreement with the Group for a loan representing 90% of the subscription price of the ordinary shares under the 521 Plan. Participants executed an entrusted share purchase agreement with one of the 521 Employee Companies whereby the 521 Plan Employee Company will legally hold the ordinary shares on behalf of the Participants. As of December 31, 2018 and 2019, the loan agreements provide a total of US$184,815 and US$344,988, respectively, in loans to the VIEs and Participants of the 521 Plan with the sole purpose of providing funds necessary for the purchase of the Group’s ordinary shares under the 521 Plan.